MANNING & NAPIER FUND, INC.

Supplement dated April 7, 2015 to the prospectus dated March 1, 2015 (the “Prospectus”) for the following Series and Classes (“the Series”) as supplemented March 10, 2015 for the Target 2010 Series:

Target Income Series – Classes I, K and R

Target 2010 Series – Classes I, K and R

Target 2015 Series – Classes I, K and R

Target 2020 Series – Classes I, K and R

Target 2025 Series – Classes I, K and R

Target 2030 Series – Classes I, K and R

Target 2035 Series – Classes I, K and R

Target 2040 Series – Classes I, K and R

Target 2045 Series – Classes I, K and R

Target 2050 Series – Classes I, K and R

Target 2055 Series – Classes I, K and R

Target 2060 Series – Classes I, K and R

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectus.

Manning & Napier Advisors, LLC (the “Advisor”) has made a number of changes to its organizational structure and the roles and responsibilities of its investment professionals, including naming Ebrahim Busheri to the newly created Director of Investments position, which replaces the Co-Directors of Research positions formerly held by Jeffrey S. Coons and Jeffrey Herrmann.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.	The Target Income Series’, Target 2010 Series’, Target 2020 Series’, Target 2030 Series’, Target 2040 Series’, and Target 2050 Series’ “Portfolio Managers” summary sections are hereby deleted and replaced with the following:

Portfolio Managers

The Advisor’s Global Core Team is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Global Core Team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2008.

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2012.

Jeffrey Herrmann, CFA®

Investment Strategist, has managed the Series since 2008.

Marc Tommasi

Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2008.

2.	The Target 2015 Series’, Target 2025 Series’, Target 2035 Series’, Target 2045 Series’, and Target 2055 Series’ “Portfolio Managers” summary sections are hereby deleted and replaced with the following:

Portfolio Managers

The Advisor’s Global Core Team is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Global Core Team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2012.

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2012.

Jeffrey Herrmann, CFA®

Investment Strategist, has managed the Series since 2012.

Marc Tommasi

Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2012.

3.	The Target 2060 Series’ “Portfolio Managers” summary section is hereby deleted and replaced with the following:

Portfolio Managers

The Advisor’s Global Core Team is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Global Core Team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2015.

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2015.

Jeffrey Herrmann, CFA®

Investment Strategist, has managed the Series since 2015.

Marc Tommasi

Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2015.

4.	The “Portfolio Managers” sub-section in the “Management” section of the Prospectuses is hereby deleted and replaced with the following:

Portfolio Managers

The Advisor’s Global Core Team is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ Global Core Team:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director since 2002. Co-Head of Global Equities since 2010. Member of the Series’ Portfolio Management Team since 2008.

Ebrahim Busheri, CFA®, Director of Investments

Joined the Advisor in 2011. Director of Investments since 2015. Member of the Series’ Portfolio Management Team since 2012. Previous positions held in last five years: Senior Analyst, 2011 – 2015; Managing Director, 2012 – 2015; Consultant, Heritage Capital, 2007 – 2011. Previously worked for Manning & Napier from 1988 to 2001 in multiple capacities including the co-Director of Research and the Managing Director of the Technology and Consumer Groups.

Jeffrey A. Herrmann, CFA®, Investment Strategist

Joined the Advisor in 1986. Investment Strategist since 2015. Previous positions held in last five years: Co-Director of Research, 2002 – 2015; Managing Director, 1992 – 2015; Co-Head of Global Equities, 2010 – 2015. Member of the Series’ Portfolio Management Team since 2008.

Marc Tommasi, Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director since 1992. Head of Global Investment Strategy since 2010. Co-Head of Global Equities since 2015. Member of the Series’ Portfolio Management Team since 2008.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Supp MTDIX 04/07/2015